Trade Receivables, Other Receivables and Prepayments (Details) - Schedule of aging analysis of trade receivables - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Trade Receivables, Other Receivables and Prepayments (Details) - Schedule of aging analysis of trade receivables [Line Items]
Trade receivables	$ 16,276,263	$ 12,755,324
Current [Member]
Trade Receivables, Other Receivables and Prepayments (Details) - Schedule of aging analysis of trade receivables [Line Items]
Trade receivables	5,223,618	778,047
Past due for less than 4 months [Member]
Trade Receivables, Other Receivables and Prepayments (Details) - Schedule of aging analysis of trade receivables [Line Items]
Trade receivables	3,852,158	2,458,705
Past due for more than 4 months [Member]
Trade Receivables, Other Receivables and Prepayments (Details) - Schedule of aging analysis of trade receivables [Line Items]
Trade receivables	$ 7,200,487	$ 9,538,573